Document and Entity Information	Jan. 26, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Air Products & Chemicals, Inc.
Amendment Flag	true
Entity Central Index Key	0000002969
Document Type	8-K/A
Document Period End Date	Jan. 26, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	1940 Air Products Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18106-5500
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 26, 2023, Air Products and Chemicals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) to report the results of its 2023 Annual Meeting of Shareholders, which was held on the same day (the “Annual Meeting”). This Amendment No. 1 amends the Original Filing solely to report the frequency with which the Company will conduct future advisory votes regarding the compensation of its named executive officers (i.e., say on pay votes). No other changes have been made to the Original Filing.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
M 1.000 Euro Notes Due 20254 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
M 0.500 Euro Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
M 0.800 Euro Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE
M 4.000 Euro Notes Due 20353 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Euro Notes due 2035
Trading Symbol	APD35
Security Exchange Name	NYSE